Bonds and financing	12 Months Ended
Dec. 31, 2022
Bonds and financing
Bonds and financing

15            Bonds and financing

The balance of bonds and financing comprises the following amounts:

	December 31, 2021	Additions (i)	Payment of interest (ii)	Payment of principal (ii)	Interest accrued	Transaction cost of bonds	Transfers	December 31, 2022
Bonds with Related Parties	264,673	-	(33,921)	(254,885)	36,573	-	50,885	63,325
Bonds	16,581	-	(58,425)	-	72,298	1,018	(1,018)	30,454
Financing	237	-	(154)	(759)	25	-	651	-
Current liabilities	281,491	-	(92,500)	(255,644)	108,896	1,018	50,518	93,779
Bonds with Related Parties	51,091	250,000	-	-	-	-	(50,885)	250,206
Bonds	497,993	-	-	-	-	-	1,018	499,011
Financing	651	-	-	-	-	-	(651)	-
Non-current liabilities	549,735	250,000	-	-	-	-	(50,518)	749,217
Total	831,226	250,000	(92,500)	(255,644)	108,896	1,018	-	842,996

(i)	On September 28, 2022, the Company issued simple debentures not convertible into shares, subject to remunerative interest of 100% of the CDI, plus a spread of 2.40% per year, in the total amount of R$250,000. The debentures aim to strengthen the Company's capital structure and lengthen the maturity profile of the debt, whose average term has become 37 months.
(ii)	We present below the composition of interest and principal payments considering the issues made:

Emission	Payments	Interest	Principal
SSED21 – 6th. SOMOS – 2nd. Série	02/15/2022 and 08/11/2022	(10,792)	(50,885)
SEDU21 – 7th. SOMOS 2nd. Série	02/15/2022 and 08/11/2022	(23,129)	(204,000)
GAGL11 – Somos Sistemas	02/07/2022 and 08/05/2022	(58,425)	-
Financing	06/22/2022	(154)	(759)
	Total	(92,500)	(255,644)

	December 31, 2020	Additions (ii)	Payment of interest (i)	Payment of principal (i)	Interest accrued	Transaction cost of bonds	Transfers	December 31, 2021
Bonds with related parties	502,743	-	(24,873)	(477,564)	25,859	-	238,509	264,673
Bonds	-	-	-	-	17,574	(993)	-	16,581
Financing	139	-	(49)	(177)	116	-	208	237
Current liabilities	502,882	-	(24,922)	(477,741)	43,549	(993)	238,717	281,491
Bonds with related parties(i)	289,600	-	-	-	-	-	(238,509)	51,091
Bonds	-	500,000	-	-	-	(2,007)	-	497,993
Financing	859	-	-	-	-	-	(208)	651
Non-current liabilities	290,459	500,000	-	-	-	(2,007)	(238,717)	549,735
Total	793,341	500,000	(24,922)	(477,741)	43,549	(3,000)	-	831,226

(i)	On March 15, 2021, the Company, substantially settled bonds with related parties amounting to R$ 100,000 and R$ 1,488, in principal and interest, respectively as follows: 5th Issuance, 1st series – R$ 101,488. In addition, the Company settled only interest on the following bonds: 5th Issuance, 2nd series – R$ 1,451, 6th Issuance, 2nd series – R$ 3,613 and 7th Issuance, single series – R$ 5,663. This measure is part of a commitment with shareholders as a result of the IPO.
On May 31, 2021, the Company partially settled bonds with related parties amounting to R$ 188,000, of principal of the 7th issuance single series.
On August 6, 2021, the Company settled the remaining 7th issuance with related parties in the amounts of R$189,564 and R$5,871, as principal and interest. In addition, the Company settled only interest on the following bonds: 5th Issuance, 2nd series – R$ 2,029 and 6th Issuance, 2nd series – R$ 4,758.
Regarding the financing with Banco de Desenvolvimento de Minas Gerais SA - BDMG, the Company pays monthly the amount of R$ 15 and R$ 4, respectively, of principal and interest, totaling on December 31, 2021 an amount of R$177 and R$49, respectively, of principal and interest
(ii)	On August 6, 2021, the Company´s subsidiary Somos Sistemas de Ensino S.A. issued R$ 500 million in simple debentures not convertible into shares, subject to compensatory interest of 100% of DI Interest Deposit rate (CDI), plus spread of 2.30% per year. The debentures are aimed at reinforcing the Company’s capital structure and elongating the debt maturity profile, which average maturity now stands at 35 months.

        Bonds’ description

See below the bonds outstanding on December 31, 2022:

Subscriber	Related Parties	Related Parties	Third parties
Issuance	5th	9th	1st
Series	2nd Series	2nd Series	Single Series
Date of issuance	08/15/2018	09/28/2022	08/06/2021
Maturity Date	08/15/2023	09/28/2025	08/05/2024
First payment after	60 months	36 months	35 months
Remuneration payment	Semi-annual interest	Semi-annual interest	Semi-annual interest
Financials charges	CDI + 1.00% p.a.	CDI + 2.40% p.a.	CDI + 2.30% p.a.
Principal amount (in millions of R$)	100	250	500

b.         Bond’s maturities

The maturities range of these accounts, considering related and third parties are as follow:

Maturity of installments	December 31, 2022%		December 31, 2021%
2023	93,779	11.1	281,491	33.9
2024	499,217	59.2	51,063	6.1
2025	250,000	29.7	498,672	60.0
Total non-current liabilities	749,217	88.9	549,735	66.1

	842,996	100.0	831,226	100.0

c.         Debit commitments

The maintenance of the contractual maturity of debentures at their original maturities is subject to covenants, which are being regularly complied with. The covenant compliance indicators are the following:

Bonds with related parties

On November 19, 2019, all rights and obligations related to bonds issued by Saber with third parties were transferred to Cogna, under the condition that R$ 1,535,800 of the amounts should be transferred to the Company upon the Corporate Restructuring. Through this process, the Company is subject to the following clauses: (i) the acceleration of the other debentures originally issued by Saber; (ii) the grant by the Company of any liens on Company assets or its capital stock; (iii) a change in control by Cogna of Saber’s subsidiaries, subject to certain exceptions. Additionally, the Company has agreed until the maturity of the private debentures that: (i) it will allocate at least 50% of the use of proceeds from any liquidity event to repay such debentures; (ii) it will not obtain any new loans unless the proceeds of such loans are directed to repayment of its debentures with Cogna; and (iii) the Company will not pledge shares and/or dividends.

The Company complied with all debt commitments in the period applicable on December 31, 2022 and 2021.

Bonds with third parties

The bond issued by Somos Sistemas requires the maintenance of certain financial indicators “covenants” which are annually calculated based on Somos Sistemas Consolidated financial statements. The period of covenants compliance comprises 12 months immediately prior to the end of each year, being the first year of analysis December 31, 2022 and based on ratio between adjusted net debt by adjusted consolidated EBITDA. The net debt adjusted EBITDA ratio should be less or equal:

  4.25%in 2021
  4.00% in 2022
  3.75% in 2023
  3.50% in 2024

This ratio cannot be breached for two consecutive periods or three alternate periods.

Consolidated net debt: Company’s total debt (short- and long-term loans and financing, including capital markets operations, less cash equivalents cash which could be withdrawn until five business days added by accounts payable for business combinations)

Adjusted consolidated EBITDA: Earnings before income taxes, depreciation and amortization, financial results (excluding financial expenses), and non recuring expenses.

On December 31, 2022, the financial ratio net debt by adjusted EBITDA reached the result of 2.74%, within the conditions established in the aforementioned financial contractual clauses. On December 31, 2021, the financial ratio net debt by adjusted EBITDA reached the result of 4.47%, exceeding the ratio, but yet within the clauses established.